INCOME TAX (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Major components of tax expense (income) [abstract]
Income tax expense	$ (2.3)	$ 0.6	$ 21.2	$ 3.0